Investment in Equity Investees - Summarized balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized balance sheets
Current assets	$ 1,567,342	$ 1,066,555
Current liabilities	(315,775)	(376,562)
Net assets	1,251,262	771,853	$ 743,387	$ 636,870
SHPL
Summarized balance sheets
Current assets	235,728	213,707
Non-current assets	66,111	67,561
Current liabilities	(202,622)	(126,154)
Non-current liabilities	(4,965)	(3,858)
Net assets	$ 94,252	$ 151,256